Related parties - Transactions with related parties (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties
Guarantees provided	$ 0	$ 0	$ 0
guarantees received	0	0	0
Provision for expected credit losses	0	0	0
Frontier
Disclosure of transactions between related parties
Code-share	208,968	8,358
Aeromantenimiento, S.A.
Disclosure of transactions between related parties
Aircraft and engine maintenance	201,624	341,726	249,266
Technical support	5,815	4,796	8,088
Servprot, Human Capital Int., Onelink, MACF
Disclosure of transactions between related parties
Call center fees and other fees	$ 41,467	$ 4,800	$ 202,689